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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number                 811-02699
                                  ----------------------------------------------


                               AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              11 Greenway Plaza, Suite 100  Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


    Philip A. Taylor  11 Greenway Plaza, Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:       12/31
                        -------------------

Date of reporting period:     3/31/07
                         ------------------

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   BVA-QTR-1 3/07   A I M Advisors, Inc.

AIM Basic Value Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-98.40%
ADVERTISING-6.09%
Interpublic Group of Cos., Inc. (The) (a)(b)         13,863,907   $  170,664,695
Omnicom Group Inc. (a)                                1,398,860      143,215,287
                                                                  --------------
                                                                     313,879,982
                                                                  --------------
APPAREL RETAIL-1.60%
Gap, Inc. (The)                                       4,801,169       82,628,119
                                                                  --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-1.94%
Bank of New York Co., Inc. (The)                      2,460,997       99,793,428
                                                                  --------------
BREWERS-2.87%
Molson Coors Brewing Co. -Class B                     1,564,454      148,028,638
                                                                  --------------
BUILDING PRODUCTS-2.51%
American Standard Cos. Inc.                           2,438,916      129,311,326
                                                                  --------------
COMPUTER HARDWARE-3.37%
Dell Inc. (a)(b)                                      7,473,236      173,453,808
                                                                  --------------
CONSTRUCTION MATERIALS-2.94%
Cemex S.A. de C.V. -ADR (Mexico)(b)                   4,632,506      151,714,572
                                                                  --------------
CONSUMER ELECTRONICS-0.47%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares
   (Netherlands)                                        639,874       24,379,199
                                                                  --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-4.85%
First Data Corp.                                      5,891,098      158,470,536
Western Union Co.                                     4,163,764       91,394,620
                                                                  --------------
                                                                     249,865,156
                                                                  --------------
EDUCATION SERVICES-1.79%
Apollo Group, Inc. -Class A (b)                       2,100,000       92,190,000
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-
   1.65%
Waste Management, Inc.                                2,472,885       85,091,973
                                                                  --------------
FOOD RETAIL-0.80%
Kroger Co. (The)                                      1,464,061       41,359,723
                                                                  --------------
GENERAL MERCHANDISE STORES-2.74%
Target Corp. (a)                                      2,384,583      141,310,389
                                                                  --------------
HEALTH CARE DISTRIBUTORS-3.81%
Cardinal Health, Inc.                                 2,691,111      196,316,547
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
HOME IMPROVEMENT RETAIL-1.88%
Home Depot, Inc. (The)                                2,634,196   $   96,780,361
                                                                  --------------
INDUSTRIAL CONGLOMERATES-6.16%
General Electric Co.                                  3,424,437      121,088,092
Tyco International Ltd.                               6,214,143      196,056,212
                                                                  --------------
                                                                     317,144,304
                                                                  --------------
INDUSTRIAL MACHINERY-1.55%
Illinois Tool Works Inc.                              1,544,300       79,685,880
                                                                  --------------
INSURANCE BROKERS-0.60%
Marsh & McLennan Cos., Inc. (a)                       1,050,000       30,754,500
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   3.67%
Merrill Lynch & Co., Inc. (a)                         1,123,339       91,743,096
Morgan Stanley                                        1,236,137       97,358,150
                                                                  --------------
                                                                     189,101,246
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   2.45%
Waters Corp. (b)                                      2,174,616      126,127,728
                                                                  --------------
MANAGED HEALTH CARE-4.37%
UnitedHealth Group Inc.                               4,245,599      224,889,379
                                                                  --------------
MOVIES & ENTERTAINMENT-2.23%
Walt Disney Co. (The) (a)                             3,342,494      115,082,068
                                                                  --------------
MULTI-LINE INSURANCE-0.97%
American International Group, Inc.                      744,833       50,067,674
                                                                  --------------
OIL & GAS DRILLING-2.54%
Transocean Inc. (b)                                   1,601,939      130,878,416
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   4.66%
Halliburton Co. (a)                                   4,251,462      134,941,404
Weatherford International Ltd. (b)                    2,331,845      105,166,209
                                                                  --------------
                                                                     240,107,613
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   6.70%
Citigroup Inc.                                        3,192,891      163,923,024
JPMorgan Chase & Co.                                  3,747,751      181,316,193
                                                                  --------------
                                                                     345,239,217
                                                                  --------------
PACKAGED FOODS & MEATS-1.68%
Unilever N.V.  (Netherlands)(c)                       2,968,276       86,596,808
                                                                  --------------
PHARMACEUTICALS-6.81%
Pfizer Inc.                                           4,343,720      109,722,367
Sanofi-Aventis  (France)(c)                           1,372,960      119,547,535
                                                                  --------------

AIM Basic Value Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
PHARMACEUTICALS-(CONTINUED)
Wyeth                                                 2,435,542   $  121,850,166
                                                                  --------------
                                                                     351,120,068
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   1.97%
ACE Ltd.                                              1,779,609      101,544,490
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.62%
KLA-Tencor Corp.                                      1,566,502       83,525,887
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-
   0.94%
H&R Block, Inc. (a)                                   2,299,750       48,386,740
                                                                  --------------
SYSTEMS SOFTWARE-5.47%
CA Inc. (a)                                           6,395,278      165,701,653
Microsoft Corp.                                       4,172,152      116,277,876
                                                                  --------------
                                                                     281,979,529
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-2.88%
Fannie Mae                                            2,718,689      148,386,046
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-1.82%
Sprint Nextel Corp.                                   4,933,677       93,542,516
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $3,642,523,735)                                     5,070,263,330
                                                                  --------------
MONEY MARKET FUNDS-1.73%
Liquid Assets Portfolio -Institutional
   Class (d)                                         44,442,546       44,442,546
Premier Portfolio -Institutional Class (d)           44,442,546       44,442,546
                                                                  --------------
      Total Money Market Funds
         (Cost $88,885,092)                                           88,885,092
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.13%
   (Cost $3,731,408,827)                                           5,159,148,422
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
                                                                  --------------
MONEY MARKET FUNDS-13.01%
Liquid Assets Portfolio -Institutional
   Class (d)(e)                                     335,239,183      335,239,183
STIC Prime Portfolio -Institutional Class
   (d)(e)                                           335,239,183      335,239,183
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)                     670,478,366
         (Cost $670,478,366)
                                                                  --------------
TOTAL INVESTMENTS-113.14%
   (Cost $4,401,887,193)                                           5,829,626,788
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-
   (13.14)%                                                         (677,141,836)
                                                                  --------------
NET ASSETS-100.00%                                                $5,152,484,952
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at March 31, 2007.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $206,144,343, which represented 4.00% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Basic Value Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Basic Value Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $32,604,151   $296,557,771   $(284,719,376)       $--         $44,442,546   $481,626       $--
Premier  Portfolio-
   Institutional Class    32,604,151    296,557,771    (284,719,376)        --          44,442,546    478,663        --
                         -----------    -----------    ------------        ---         -----------   --------       ---
   SUBTOTAL              $65,208,302   $593,115,542   $(569,438,752)       $--         $88,885,092   $960,289       $--
                         ===========   ============   =============        ===         ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                             UNREALIZED
                             VALUE       PURCHASES AT     PROCEEDS FROM     APPRECIATION        VALUE       DIVIDEND       REALIZED
FUND                       12/31/06          COST             SALES        (DEPRECIATION)     03/31/07       INCOME*     GAIN (LOSS)
----                     ------------   --------------   ---------------   --------------   ------------   ----------   ------------
Liquid Assets
   Portfolio -
   Institutional Class   $402,677,294   $  229,909,716   $  (297,347,827)        $--        $335,239,183   $   33,865        $--
STIC Prime Portfolio -
   Institutional Class    402,677,295      229,909,715      (297,347,827)         --         335,239,183       33,884         --
                         ------------   --------------   ---------------         ---        ------------   ----------        ---
   SUBTOTAL              $805,354,589   $  459,819,431   $  (594,695,654)        $--        $670,478,366   $   67,749        $--
                         ------------   --------------   ---------------         ---        ------------   ----------        ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $870,562,891   $1,052,934,973   $(1,164,134,406)        $--        $759,363,458   $1,028,038        $--
                         ============   ==============   ===============         ===        ============   ==========        ===

*    Net of compensation to counterparties.

AIM Basic Value Fund

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $655,191,066 were on loan to brokers. The loans were secured by cash collateral of $670,478,366 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $67,749 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $516,900,849 and $1,041,313,041 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,566,331,002
Aggregate unrealized (depreciation) of investment securities     (148,232,917)
                                                               --------------
Net unrealized appreciation of investment securities           $1,418,098,085
                                                               ==============

Cost of investments for tax purposes is $4,411,528,703.

                        AIM CONSERVATIVE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   CAL-QTR-1 3/07   A I M Advisors, Inc.

AIM Conservative Allocation Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                                        CHANGE IN
                                                                       UNREALIZED    REALIZED
                                 VALUE      PURCHASES     PROCEEDS    APPRECIATION     GAIN     DIVIDEND     SHARES        VALUE
                                12/31/06     AT COST     FROM SALES  (DEPRECIATION)   (LOSS)     INCOME     03/31/07     03/31/07
                              -----------  -----------  -----------  --------------  --------  ----------  ----------  ------------
AFFILIATED ISSUERS-100.06%
   (a)
AIM Charter Fund -5.22%       $ 4,635,648  $ 1,113,019  $  (201,178)    $ 45,895     $ 44,830  $       --     349,765  $  5,638,214
AIM Floating Rate
   Fund - 6.92%                 6,061,100    1,662,836     (262,669)      10,201        1,445     104,613     820,298     7,472,913
AIM International Core
   Equity Fund - 2.64%          2,305,904      556,509     (100,388)      56,434       25,160          --     188,945     2,843,619
AIM International Total
   Return Fund -3.90% (b)       3,412,538      910,021     (146,104)      30,254           18      19,606     398,364     4,206,727
AIM Large Cap Basic Value
   Fund - 2.60%                 2,341,691      556,509     (101,688)      (2,025)      16,493          --     179,272     2,810,980
AIM Large Cap Growth
   Fund-2.55% (c)               2,285,908      556,509      (99,404)     (13,384)      20,778          --     234,677     2,750,407
AIM Limited Maturity
   Treasury Fund - 7.83%        6,878,691    1,857,309     (296,953)      17,070       (3,670)     76,478     841,877     8,452,447
AIM Multi-Sector
   Fund - 2.58%                 2,305,888      556,509      (99,777)      (4,839)      27,044          --      99,779     2,784,825
AIM Short-Term Bond
   Fund - 23.58%               20,669,185    5,613,042     (893,133)      82,583      (20,195)    270,553   2,856,533    25,451,482
AIM Structured Growth
   Fund - 2.61%                 2,307,786      556,509     (101,395)      37,118       10,876          --     253,462     2,810,894
AIM Structured Value
   Fund - 2.59%                 2,292,957      556,509     (100,181)      41,400        9,244          --     241,790     2,799,929
AIM Total Return Bond
   Fund - 21.72%               19,034,753    5,151,118     (822,687)     102,957      (21,474)    253,833   2,262,999    23,444,667
AIM Trimark Endeavor
   Fund - 5.76%                 4,921,751    1,113,019     (220,845)     333,811       70,506     725,083     360,896     6,218,242
Liquid Assets
   Portfolio -9.56%                    --   10,524,274     (206,131)          --           --      73,686  10,318,143    10,318,143
                              -----------  -----------  -----------     --------     --------  ----------  ----------  ------------
TOTAL INVESTMENTS IN
   AFFILIATED UNDERLYING
   FUNDS-100.06%
   (Cost $104,510,801)        $79,453,800  $31,283,692  $(3,652,533)    $737,475     $181,055  $1,523,852              $108,003,489
                              ===========  ===========  ===========     ========     ========  ==========              ============
OTHER ASSETS LESS
   LIABILITIES-(0.06)%                                                                                                      (59,892)
                                                                                                                       ============
NET ASSETS-100.00%                                                                                                     $107,943,597
                                                                                                                       ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor.

The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be a non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Conservative Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith

AIM Conservative Allocation Fund
     using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM Conservative Allocation Fund

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $20,759,420 and $3,446,402, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $3,678,384
Aggregate unrealized (depreciation) of investment securities     (468,252)
                                                               ----------
Net unrealized appreciation of investment securities           $3,210,132
                                                               ==========

Cost of investments for tax purposes is $104,793,357.

                             AIM GLOBAL EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GEQ-QTR-1 3/07   A I M Advisors, Inc.

AIM Global Equity Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-49.66%
AUSTRALIA-1.17%
Australia and New Zealand Banking
   Group Ltd. (Diversified Banks) (a)                   199,549   $    4,800,706
Zinifex Ltd. (Diversified Metals &
   Mining)                                              124,753        1,592,895
                                                                  --------------
                                                                       6,393,601
                                                                  --------------
BELGIUM-3.59%
Compagnie Maritime Belge S.A.
   (Marine) (a)                                          41,719        2,761,551
Dexia (Diversified Banks) (a)                           128,356        3,836,009
Exmar N.V. (Oil & Gas Refining &
   Marketing) (a)                                        21,110          694,730
Fortis (Other Diversified Financial
   Services) (a)(b)                                      29,427        1,346,859
GIMV N.V. (Multi-Sector Holdings)                        41,357        2,657,269
Mobistar S.A. (Wireless
   Telecommunication Services) (a)                       99,023        8,384,206
                                                                  --------------
                                                                      19,680,624
                                                                  --------------
CANADA-4.27%
Aur Resources, Inc. (Diversified Metals &
   Mining) (b)                                          140,000        2,934,477
Forzani Group Ltd. (The) -Class A
   (Specialty Stores) (c)                                59,700        1,009,866
Laurentian Bank of Canada (Regional
   Banks) (b)                                            96,900        2,793,150
Methanex Corp. (Commodity
   Chemicals)                                           190,200        4,240,395
Petrobank Energy and Resources Ltd.
   (Oil & Gas Exploration &
   Production) (c)                                       48,800        1,012,308
Sun Life Financial Inc. (Life & Health
   Insurance)                                           251,600       11,440,821
                                                                  --------------
                                                                      23,431,017
                                                                  --------------
DENMARK-1.61%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)(b)                              28,800        2,622,502
Trygvesta A.S. (Property & Casualty
   Insurance) (a)(b)                                     47,299        3,903,872
William Demant Holdings A.S. (Health
   Care Equipment) (a)(c)                                25,800        2,281,180
                                                                  --------------
                                                                       8,807,554
                                                                  --------------
FRANCE-5.93%
Accor S.A. (Hotels, Resorts & Cruise
   Lines) (a)                                            28,487        2,727,746
Assurances Generales de France (Multi-
   Line Insurance) (a)                                   38,967        6,531,099

                                                       SHARES          VALUE
                                                    -----------   --------------
FRANCE-(CONTINUED)
Axa (Multi-Line Insurance) (a)(b)                       192,431   $    8,203,391
BNP Paribas (Diversified Banks) (a)                      90,922        9,516,134
Christian Dior S.A. (Apparel,
   Accessories & Luxury Goods) (a)                        7,422          903,733
Credit Agricole S.A. (Diversified
   Banks) (a)                                            58,412        2,282,721
Societe Generale (Diversified Banks) (a)                 13,729        2,376,981
                                                                  --------------
                                                                      32,541,805
                                                                  --------------
GERMANY-3.40%
BASF A.G. (Diversified Chemicals)                        27,932        3,144,619
Deutsche Bank A.G. (Diversified
   Capital Markets) (a)                                  35,396        4,753,754
Muenchener Rueckversicherungs-
   Gesellschaft AG (Reinsurance)                         13,725        2,321,249
Norddeutsche Affinerie A.G.
   (Diversified Metals & Mining) (a)(b)                 175,714        5,553,389
ThyssenKrupp A.G. (Steel) (a)                            57,744        2,849,245
                                                                  --------------
                                                                      18,622,256
                                                                  --------------
GREECE-0.29%
Diana Shipping Inc. (Marine)                             90,700        1,597,227
                                                                  --------------
HONG KONG-0.69%
Bank of East Asia, Ltd. (The)
   (Diversified Banks) (a)                              650,600        3,780,624
                                                                  --------------
JAPAN-9.69%
Arisawa Mfg. Co., Ltd. (Electronic
   Equipment Manufacturers) (a)(b)                      180,600        1,898,317
Chugoku Electric Power Co., Inc. (The)
   (Electric Utilities) (a)(b)                          237,900        5,305,645
Circle K Sunkus Co., Ltd. (Food Retail)
   (a)(b)                                                83,800        1,559,466
Daiwa Securities Group Inc.
   (Investment Banking & Brokerage) (a)                 256,000        3,060,934
Denki Kogyo Co., Ltd.
   (Communications Equipment) (a)(b)                    263,000        2,307,896
Fintech Global Inc. (Investment
   Banking & Brokerage) (b)                               1,368        1,157,413
Hokuriku Electric Power Co. (Electric
   Utilities) (b)                                       203,200        4,491,989
Kansai Electric Power Co., Ltd. (The)
   (Electric Utilities) (b)                             257,600        7,410,591
Kyushu Electric Power Co., Inc.
   (Electric Utilities) (a)(b)                          529,900       15,047,883
Marusan Securities Co., Ltd.
   (Investment Banking & Brokerage) (b)                 203,000        2,814,851
Okasan Holdings, Inc. (Investment
   Banking & Brokerage) (a)(b)                          177,000        1,364,906

AIM Global Equity Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
JAPAN-(CONTINUED)
Tohoku Electric Power Co., Inc.
   (Electric Utilities) (a)                              62,800   $    1,585,719
Toyo Securities Co., Ltd. (Investment
   Banking & Brokerage) (a)                             428,000        1,944,685
Yodogawa Steel Works, Ltd. (Steel) (a)                  526,000        3,210,657
                                                                  --------------
                                                                      53,160,952
                                                                  --------------
NETHERLANDS-0.40%
Aegon N.V. (Life & Health Insurance) (a)                 35,681          712,917
Eriks Group N.V. (Trading Companies
   & Distributors)                                       18,954        1,495,073
                                                                  --------------
                                                                       2,207,990
                                                                  --------------
NORWAY-0.47%
Acta Holding A.S.A. (Diversified
   Capital Markets) (a)(b)                              137,600          762,391
Statoil A.S.A. (Integrated Oil & Gas) (a)                66,600        1,805,031
                                                                  --------------
                                                                       2,567,422
                                                                  --------------
POLAND-0.50%
KGHM Polska Miedz S.A. (Diversified
   Metals & Mining) (a)                                  81,800        2,746,126
                                                                  --------------
SOUTH AFRICA-0.17%
Mittal Steel South Africa Ltd. (Steel) (a)               55,700          904,383
                                                                  --------------
SPAIN-2.35%
Gestevision Telecinco S.A.
   (Broadcasting & Cable TV) (a)                        237,523        6,872,540
Industria de Diseno Textil, S.A.
   (Apparel Retail) (a)                                  96,620        6,018,348
                                                                  --------------
                                                                      12,890,888
                                                                  --------------
SWEDEN-4.00%
Industrivarden A.B. -Class C (Multi-
   Sector Holdings) (a)(b)                              181,900        7,201,966
Investor A.B. -Class A (Multi-Sector
   Holdings) (a)(b)                                      65,400        1,526,181
Nordea Bank A.B. (Diversified Banks)
   (a)                                                   57,400          918,105
Volvo A.B. -Class B (Construction &
   Farm Machinery & Heavy Trucks)                       146,000       12,293,592
                                                                  --------------
                                                                      21,939,844
                                                                  --------------
SWITZERLAND-4.57%
Actelion Ltd. (Biotechnology) (a)(c)                      7,160        1,670,175
Basler Kantonalbank -PC (Regional
   Banks) (a)(b)                                         65,161        6,369,878
Huber & Suhner AG (Electrical
   Components & Equipment)                               10,986        2,268,975
Nestle S.A. (Packaged Foods & Meats)
   (a)(b)                                                37,930       14,744,696
                                                                  --------------
                                                                      25,053,724
                                                                  --------------
TAIWAN-1.25%
China Steel Corp. (Steel)                             4,291,172        4,841,522
Formosa Petrochemical Corp. (Oil &
   Gas Refining & Marketing)                            332,000          728,070

                                                       SHARES          VALUE
                                                    -----------   --------------
TAIWAN-(CONTINUED)
Yang Ming Marine Transport (Marine)
   (a)                                                1,904,000   $    1,308,073
                                                                  --------------
                                                                       6,877,665
                                                                  --------------
UNITED KINGDOM-5.31%
Antofagasta PLC (Diversified Metals &
   Mining) (a)                                          226,039        2,309,668
Aviva PLC (Multi-Line Insurance) (a)                    115,016        1,696,902
HBOS PLC (Diversified Banks) (a)                         70,220        1,449,468
Legal & General Group PLC (Life &
   Health Insurance) (a)(b)                           2,607,517        8,174,201
Prudential PLC (Life & Health
   Insurance) (a)                                        62,078          878,049
Tesco PLC (Food Retail)                               1,674,158       14,635,631
                                                                  --------------
                                                                      29,143,919
                                                                  --------------
      Total Foreign Common Stocks & Other
         Equity Interests
        (Cost $243,645,874)                                          272,347,621
                                                                  --------------
DOMESTIC COMMON STOCKS-46.33%
AEROSPACE & DEFENSE-1.94%
General Dynamics Corp.                                   21,702        1,658,033
Lockheed Martin Corp.                                    92,597        8,983,761
                                                                  --------------
                                                                      10,641,794
                                                                  --------------
AIRLINES-0.79%
AMR Corp. (c)                                            37,991        1,156,826
Continental Airlines, Inc.-Class B (c)                   35,903        1,306,510
UAL Corp. (c)                                            17,341          661,906
US Airways Group, Inc. (c)                               26,356        1,198,671
                                                                  --------------
                                                                       4,323,913
                                                                  --------------
APPAREL RETAIL-0.12%
American Eagle Outfitters, Inc.                          21,983          659,270
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-0.28%
Coach, Inc. (c)                                          30,470        1,525,023
                                                                  --------------
APPLICATION SOFTWARE-0.17%
Ansoft Corp. (c)                                         28,799          911,200
                                                                  --------------
COMMUNICATIONS EQUIPMENT-1.38%
Cisco Systems, Inc. (c)                                 296,667        7,573,909
                                                                  --------------
COMPUTER HARDWARE-4.23%
Apple, Inc. (c)                                          87,889        8,165,767
Hewlett-Packard Co.                                     168,815        6,776,234
International Business Machines Corp.                    87,489        8,246,713
                                                                  --------------
                                                                      23,188,714
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-1.50%
Cummins Inc. (b)                                         24,685        3,572,413
PACCAR Inc. (b)                                          63,636        4,670,883
                                                                  --------------
                                                                       8,243,296
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Equity Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-0.85%
Paychex, Inc. (b)                                        96,547   $    3,656,235
Total System Services, Inc. (b)                          30,932          985,184
                                                                  --------------
                                                                       4,641,419
                                                                  --------------
DEPARTMENT STORES-2.26%
J.C. Penney Co., Inc.                                    45,603        3,746,742
Kohl's Corp. (c)                                         74,346        5,695,647
Nordstrom, Inc.                                          55,585        2,942,670
                                                                  --------------
                                                                      12,385,059
                                                                  --------------
ELECTRIC UTILITIES-0.78%
FirstEnergy Corp.                                        64,526        4,274,202
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-0.46%
Cooper Industries, Ltd. -Class A                         55,589        2,500,949
                                                                  --------------
FOOTWEAR-0.24%
Deckers Outdoor Corp. (c)                                18,250        1,296,115
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.13%
McKesson Corp.                                           12,058          705,875
                                                                  --------------
HEALTH CARE EQUIPMENT-1.01%
Baxter International Inc.                               105,035        5,532,193
                                                                  --------------
HOME FURNISHINGS-0.13%
Tempur-Pedic International Inc.                          28,581          742,820
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-
   0.23%
Wyndham Worldwide Corp. (c)                              37,031        1,264,609
                                                                  --------------
INDUSTRIAL CONGLOMERATES-0.27%
Walter Industries, Inc.                                  59,113        1,463,047
                                                                  --------------
INTEGRATED OIL & GAS-4.25%
Chevron Corp. (b)                                        88,267        6,528,227
Exxon Mobil Corp.                                       190,630       14,383,034
Marathon Oil Corp.                                       24,215        2,393,168
                                                                  --------------
                                                                      23,304,429
                                                                  --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-2.64%
Embarq Corp.                                            257,020       14,483,077
                                                                  --------------
INTERNET RETAIL-0.18%
Blue Nile, Inc. (b)(c)                                   24,265          986,615
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.24%
eBay Inc. (c)                                            39,650        1,314,398
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   0.21%
Lehman Brothers Holdings Inc.                            16,202        1,135,274
                                                                  --------------
IT CONSULTING & OTHER SERVICES-
   1.70%
Accenture Ltd. -Class A (b)                             242,512        9,346,412
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
LEISURE PRODUCTS-0.44%
Mattel, Inc.                                             87,231   $    2,404,959
                                                                  --------------
LIFE & HEALTH INSURANCE-1.10%
Prudential Financial, Inc.                               66,713        6,021,515
                                                                  --------------
MANAGED HEALTH CARE-1.05%
Aetna Inc.                                               13,992          612,710
UnitedHealth Group Inc.                                  97,435        5,161,132
                                                                  --------------
                                                                       5,773,842
                                                                  --------------
MULTI-UTILITIES-1.34%
Sempra Energy                                           120,066        7,325,227
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   1.41%
Tidewater Inc. (b)                                      132,426        7,757,515
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   2.30%
JPMorgan Chase & Co.                                    261,014       12,627,857
                                                                  --------------
PERSONAL PRODUCTS-0.35%
Alberto-Culver Co.                                       84,875        1,941,940
                                                                  --------------
PHARMACEUTICALS-1.64%
Forest Laboratories, Inc. (c)                           129,132        6,642,550
Merck & Co. Inc.                                         53,582        2,366,717
                                                                  --------------
                                                                       9,009,267
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   0.39%
Safety Insurance Group, Inc.                             53,771        2,157,293
                                                                  --------------
PUBLISHING-1.09%
McGraw-Hill Cos., Inc. (The)                             95,291        5,991,898
                                                                  --------------
RESTAURANTS-1.13%
McDonald's Corp.                                        137,282        6,184,554
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.43%
Applied Materials, Inc.  (b)                            427,108        7,824,619
                                                                  --------------
SEMICONDUCTORS-1.00%
Texas Instruments Inc. (b)                              183,016        5,508,782
                                                                  --------------
SPECIALIZED FINANCE-2.59%
Moody's Corp.                                           228,489       14,180,027
                                                                  --------------
SYSTEMS SOFTWARE-1.80%
BMC Software, Inc. (c)                                   28,286          870,926
Microsoft Corp.                                         323,055        9,003,543
                                                                  --------------
                                                                       9,874,469
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.57%
Corus Bankshares, Inc. (b)                              182,220        3,108,673
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Equity Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
TRUCKING-0.45%
Landstar System, Inc.                                    53,651   $    2,459,362
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-0.26%
Telephone and Data Systems, Inc.                         24,343        1,451,330
                                                                  --------------
     Total Domestic Common Stocks
        (Cost $234,817,003)                                          254,046,741
                                                                  --------------
MONEY MARKET FUNDS-3.18%
Liquid Assets Portfolio -Institutional
   Class (d)                                          8,713,750        8,713,750
Premier Portfolio -Institutional Class (d)            8,713,750        8,713,750
                                                                  --------------
      Total Money Market Funds
         (Cost $17,427,500)                                           17,427,500
                                                                  --------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities loaned)-99.17%
   (Cost $495,890,377)                                               543,821,862
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-19.80%
STIC Prime Portfolio -Institutional
   Class (d)(e)                                      54,307,177       54,307,177
Liquid Assets Portfolio -Institutional
   Class (d)(e)                                      54,307,177       54,307,177
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $108,614,354)                                         108,614,354
                                                                  --------------
TOTAL INVESTMENTS-118.97%
   (Cost $604,504,731)                                               652,436,216
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-
   (18.97)%                                                         (104,054,698)
                                                                  --------------
NET ASSETS-100.00%                                                $  548,381,518
                                                                  ==============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $185,465,638, which represented 33.82% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Global Equity Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Global Equity Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND    REALIZED
FUND                      12/31/06         COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 6,497,631    $34,563,641   $(32,347,522)        $--         $ 8,713,750   $107,150       $--
Premier  Portfolio-
   Institutional Class     6,497,631     34,563,641    (32,347,522)         --           8,713,750    106,521        --
                         -----------    -----------   -------------        ---         -----------   --------       ---
SUBTOTAL                 $12,995,262    $69,127,282   $(64,695,044)        $--         $17,427,500   $213,671       $--
                         ===========    ===========   =============        ===         ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND    REALIZED
FUND                      12/31/06         COST           SALES       (DEPRECIATION)     03/31/07      INCOME*   GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $22,269,452   $ 63,832,848   $ (31,795,123)       $--         $ 54,307,177   $ 77,607      $--
STIC Prime
   Portfolio -
   Institutional Class    22,269,452     63,832,848     (31,795,123)        --           54,307,177     77,643       --
                         -----------   ------------   -------------        ---         ------------   --------      ---
   SUBTOTAL              $44,538,904   $127,665,696   $ (63,590,246)       $--         $108,614,354   $155,250      $--
                         ===========   ============   =============        ===         ============   ========      ===
   TOTAL INVESTMENTS
      IN AFFILIATES      $57,534,166   $196,792,978   $(128,285,290)       $--         $126,041,854   $368,921      $--
                         ===========   ============   =============        ===         ============   ========      ===

*    Net of compensation to counterparties.

AIM Global Equity Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $103,754,510 were on loan to brokers. The loans were secured by cash collateral of $108,614,354 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $155,250 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $296,338,446 and $297,156,586, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $52,168,143
Aggregate unrealized (depreciation) of investment securities    (6,451,861)
                                                               -----------
Net unrealized appreciation of investment securities           $45,716,282
                                                               ===========

Cost of investments for tax purposes is $606,719,934.

                           AIM GROWTH ALLOCATION FUND
            Quartely Schedule of Portfolio Holdings. March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GAL-QTR-1 3/07  A I M Advisors, Inc.

AIM GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.03% (a)

                                                                        CHANGE IN
                                                                       UNREALIZED
                              VALUE     PURCHASES AT  PROCEEDS FROM   APPRECIATION     REALIZED   DIVIDEND    SHARES       VALUE
                            10/31/06        COST          SALES      (DEPRECIATION)  GAIN (LOSS)   INCOME    3/31/07      3/31/07
                          ------------  ------------  -------------  --------------  -----------  --------  ---------  ------------
AIM Dynamics Fund-
   5.11% (b)              $ 22,388,480  $  9,043,363    $ (3,182)      $   930,408     $   978    $     --  1,421,170  $ 32,360,047
AIM High Yield Fund-
   4.90%                    21,370,007     9,485,625      (3,065)          224,845         163     442,258  6,815,258    31,077,575
AIM International Core
   Equity Fund-12.53%       54,794,569    22,608,409      (7,795)        2,016,465       2,358          --  5,276,678    79,414,006
IM International Growth
   Fund-12.87%              56,771,994    22,608,408      (8,033)        2,194,942       3,380          --  2,616,122    81,570,691
AIM Large Cap Basic
   Value Fund-8.67%         38,919,285    15,825,886      (5,539)          161,593         546          --  3,501,389    54,901,771
AIM Large Cap Growth
  Fund-9.72%                43,436,779    18,086,726      (6,204)           48,802         817          --  5,253,151    61,566,920
   (b)
AIM Multi-Sector Fund-
   12.29%                   54,760,244    22,608,408      (7,778)          481,532       2,037          --  2,789,124    77,844,443
AIM Real Estate Fund-
   5.16%                    22,847,294     9,140,344      (3,228)          699,161         833      96,980    937,591    32,684,404
AIM Small Cap Growth
   Fund-10.24%              44,836,188    18,086,727      (6,347)        1,948,747         509          --  2,067,108    64,865,824
AIM Structured Growth
   Fund-9.90%               43,825,902    18,086,727      (6,309)          828,694         574          --  5,656,951    62,735,588
AIM Structured Value
   Fund-8.64%               38,132,356    15,825,886      (5,417)          824,437         372          --  4,730,366    54,777,634
                          ------------  ------------    --------       -----------     -------    --------  ---------  ------------
TOTAL INVESTMENTS IN
   AFFILIATED UNDERLYING
   FUNDS-100.03%
   (Cost $572,774,340)     442,083,098   181,406,509     (62,897)       10,359,626      12,567     539,238              633,798,903
                          ------------  ------------    --------       -----------     -------    --------  ---------  ------------
OTHER ASSETS LESS
   LIABILITIES-(0.03%)                                                                                                     (218,517)
                                                                                                                       ------------
NET ASSETS-100.00%                                                                                                     $633,580,386
                                                                                                                       ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affilaited by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Growth Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a

AIM Growth Allocation Fund
     foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $181,406,509 and $62,897, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $61,020,015
Aggregate unrealized (depreciation) of investment securities            --
                                                               -----------
Net unrealized appreciation of investment securities           $61,020,015
                                                               ===========

Cost of investments for tax purposes is $572,778,888.

                           AIM INCOME ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   INCAL-QTR-1 3/07   A I M Advisors, Inc.

AIM INCOME ALLOCATION FUND
SCHEDULE OF INVESTMENTS
03/31/2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-98.62% (a)

                                                                       CHANGE IN
                                                                       UNREALIZED
                              VALUE     PURCHASES AT  PROCEEDS FROM   APPRECIATION   REALIZED GAIN  DIVIDEND    SHARES      VALUE
                             12/31/06      COST           SALES      (DEPRECIATION)      (LOSS)      INCOME    03/31/07    03/31/07
                           -----------  ------------  -------------  --------------  -------------  --------  ---------  -----------
AIM Diversified
   Dividend Fund-
   14.73%                  $ 5,701,953   $ 3,416,715   $  (159,124)    $ (57,630)       $11,474     $ 41,062    654,434  $ 8,913,388
AIM Floating Rate
   Fund- 6.78%               2,542,260     1,629,679       (72,938)        3,854            406       54,380    450,413    4,103,261
AIM High Yield Fund-
   13.90%                    5,231,431     3,276,227      (149,240)       49,622          5,887      125,619  1,845,160    8,413,927
AIM Income Fund- 8.24%       3,081,518     1,974,266       (88,786)       18,357         (1,055)      61,396    793,678    4,984,300
AIM Intermediate
   Government Fund- 6.76%    2,532,246     1,620,906       (72,888)       12,490           (269)      45,603    477,536    4,092,485
AIM International Core
   Equity Fund-5.07%         1,910,709     1,140,899       (52,011)       65,907            755           --    203,738    3,066,259
AIM International
   Total Return Fund-
   4.81% (b)                 1,795,868     1,125,217       (54,348)       34,323          9,540       15,682    275,625    2,910,600
AIM Real Estate
   Fund-7.15%                2,749,665     1,590,982       (76,436)       45,465         14,027       15,677    124,030    4,323,703
AIM Short Term Bond
   Fund-5.79%                2,168,968     1,385,630       (62,314)        9,303            (24)      35,371    355,850    3,501,563
AIM Total Return Bond
   Fund-16.91%               6,333,459     4,043,443      (182,434)       37,346           (412)     105,173    987,587   10,231,402
AIM Utilities
   Fund-8.48%                3,073,683     1,821,954       (91,827)      306,714         21,590       21,606    282,761    5,132,114
                           -----------   -----------   -----------     ---------        -------     --------  ---------  -----------
TOTAL INVESTMENTS IN
   AFFILIATED
   UNDERLYING
   FUND:-98.62%
(Cost $58,354,115)         $37,121,760   $23,025,918   $(1,062,346)    $ 525,751        $61,919     $521,569             $59,673,002
                           ===========   ===========   ===========     =========        =======     ========             ===========
OTHER ASSETS LESS
   LIABILITIES-1.38%                                                                                                         837,760
                                                                                                                         ===========
NET ASSETS-100.00%                                                                                                       $60,510,762
                                                                                                                         ===========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

SEE ACCOMPANYING NOTES WHICH ARE AN INTERGAL PART OF THIS SCHEDULE.

AIM Income Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Income Allocation Fund

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $23,025,918 and $1,062,347, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,290,458
Aggregate unrealized (depreciation) of investment securities           --
                                                               ----------
Net unrealized appreciation of investment securities           $1,290,458
                                                               ==========

Cost of investments for tax purposes is $58,382,544.

                            AIM INDEPENDENCE NOW FUND
                           AIM INDEPENDENCE 2010 FUND
                           AIM INDEPENDENCE 2020 FUND
                           AIM INDEPENDENCE 2030 FUND
                           AIM INDEPENDENCE 2040 FUND
                           AIM INDEPENDENCE 2050 FUND

            Quarterly Schedule of Portfolio Holdings - March 31, 2007

AIMinvestments.com              IND-QTR-1 3/07              A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM Independence Now Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                        VALUE
                                      01/31/07                              CHANGE IN
                                        (DATE                 PROCEEDS     UNREALIZED     REALIZED
                                     OPERATIONS   PURCHASES     FROM      APPRECIATION      GAIN     DIVIDEND    SHARES     VALUE
                                     COMMENCED)    AT COST      SALES    (DEPRECIATION)    (LOSS)     INCOME    3/31/07    3/31/07
                                     ----------   ---------   --------   --------------   --------   --------   -------   ---------
SCHEDULE OF INVESTMENTS IN
   AFFILIATED ISSUERS-104.33% (A)
AIM Diversified Dividend
   Fund-4.28%                            $--      $  22,288   $    (14)      $  (77)         $--      $   72    $ 1,630   $ 22,197
AIM Floating Rate Fund-5.63%              --         29,268        (18)         (12)          --         186      3,209     29,238
AIM High Yield Fund-2.65%                 --         13,743         (9)          19           --         100      3,016     13,753
AIM Intermediate Government
   Fund-8.61%                             --         44,588        (28)         126           --         246      5,214     44,686
AIM International Core Equity
   Fund-3.11%                             --         15,792        (10)         348           --          --      1,072     16,130
AIM International Growth
   Fund-1.60%                             --          8,111         (5)         215           --          --        267      8,321
AIM International Total Return
   Fund-3.68%(b)                          --         18,884        (12)         230           --          73      1,809     19,102
AIM Limited Maturity Fund-2.66%           --         13,804         (9)          26           --          58      1,377     13,821
AIM Short Term Bond Fund-15.93%           --         82,578        (52)         163           --         411      8,403     82,689
AIM Structured Growth Fund-2.68%          --         13,884         (9)          26           --          --      1,254     13,901
AIM Structured Value Fund-2.69%           --         13,884         (9)         107           --          --      1,207     13,982
AIM Total Return Bond Fund-22.25%         --        115,133        (73)         427           --         586     11,148    115,487
AIM Trimark Small Cos. Fund-1.35%         --          6,835         (4)         196           --          --        424      7,027
Liquid Assets Portfolio-5.82%             --         65,671    (35,491)          --           --          --     30,180     30,180
Premier Portfolio-2.59%                   --         48,518    (35,083)          --           --          --     13,435     13,435
PowerShares Dynamic Large Cap
   Growth Portfolio-2.63%                 --         13,721         --          (88)          --          --        810     13,633
PowerShares Dynamic Large Cap
   Value Portfolio-2.62%                  --         13,711         --         (139)          --          27        690     13,572
PowerShares Dynamic Small Cap
   Growth Portfolio-1.73%(c)              --          8,883         --          119           --          --        493      9,002
PowerShares Dynamic Small Cap
   Value Portfolio-1.71%                  --          8,874         --           (4)          --           9        485      8,870
PowerShares FTSE RAFI US 1000
   Portfolio-6.41%                        --         33,306         --          (65)          --          41        566     33,241
PowerShares FTSE RAFI US 1500
   Small-Mid Portfolio-2.12%              --         10,957         --           26           --           3        197     10,983
PowerShares International Dividend
   Achievers Portfolio-1.58%              --          8,016         --          174           --          28        425      8,190
                                         ---      ---------   --------       ------          ---      ------     ------   --------
TOTAL INVESTMENTS IN AFFILIATED
   ISSUERS-104.33% (Cost $539,623)        --       610,4493    (70,826)       1,817           --       1,840               541,440
                                         ===      =========   ========       ======          ===      ======              ========
OTHER ASSETS LESS LIABILITIES-
   (4.33)%                                                                                                                 (22,483)
                                                                                                                          ========
NET ASSETS-100%                                                                                                           $518,957
                                                                                                                          ========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) On February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Independence 2010 Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                        VALUE
                                      01/31/07                              CHANGE IN
                                        (DATE                 PROCEEDS     UNREALIZED     REALIZED
                                     OPERATIONS   PURCHASES     FROM      APPRECIATION      GAIN     DIVIDEND    SHARES     VALUE
                                     COMMENCED)    AT COST      SALES    (DEPRECIATION)    (LOSS)     INCOME    3/31/07    3/31/07
                                     ----------   ---------   --------   --------------   --------   --------   -------   ---------
SCHEDULE OF INVESTMENTS IN
   AFFILIATED ISSUERS-100.06% (A)
AIM Diversified Dividend
   Fund-4.73%                            $--       $ 30,072   $    (333)     $   83          $ 6      $  133      2,190   $ 29,828
AIM Floating Rate Fund-4.97%              --         31,721        (351)        (40)           1         207      3,439     31,331
AIM High Yield Fund-3.99%                 --         25,399        (281)         23            3         188      5,514     25,144
AIM Intermediate Government
   Fund-12.96%                            --         82,400        (913)        151            5         462      9,527     81,643
AIM International Core Equity
   Fund-4.09%                             --         25,211        (281)        828           10          --      1,712     25,768
AIM International Growth
   Fund-2.06%                             --         12,606        (140)        502            4          --        416     12,972
AIM International Total Return
   Fund-3.51%(b)                          --         22,176        (246)        203            5         116      2,096     22,138
AIM Short Term Bond Fund-11.95%           --         76,020        (842)        105            2         386      7,651     75,285
AIM Structured Growth Fund-3.01%          --         18,909        (211)        264            2          --      1,710     18,964
AIM Structured Value Fund-3.03%           --         18,909        (211)        404            2          --      1,650     19,104
AIM Total Return Bond Fund-22.41%         --        142,552      (1,579)        218           17         738     13,630    141,208
AIM Trimark Small Companies
   Fund-1.53%                             --          9,454        (105)        320            3          --        583      9,672
Liquid Assets Portfolio-0.11%             --         68,298     (67,596)         --           --          46        702        702
Premier Portfolio-0.11%                   --         68,298     (67,596)         --           --          46        702        702
PowerShares Dynamic Large Cap
   Growth Portfolio-2.96%                 --         18,503          --         128           --          --      1,107     18,631
PowerShares Dynamic Large Cap
   Value Portfolio-2.95%                  --         18,499          --          89           --          60        945     18,588
PowerShares Dynamic Small Cap
   Growth Portfolio-2.02% (c)             --         12,363          --         382           --          --        698     12,745
PowerShares Dynamic Small Cap
   Value Portfolio-1.98%                  --         12,325          --         185           --          20        684     12,510
PowerShares FTSE RAFI US 1000
   Portfolio-7.17%                        --         44,694          --         469           --          89        769     45,163
PowerShares FTSE RAFI US 1500
   Small-Mid Portfolio-2.48%              --         15,354          --         256           --           8        280     15,610
PowerShares International Dividend
   Achievers Portfolio-2.04%              --         12,354          --         480           --          68        666     12,834
                                         ---       --------   ---------      ------          ---      ------     ------   --------
TOTAL INVESTMENTS IN AFFILIATED
   ISSUERS-100.06% (Cost $625,492)        --        766,117    (140,685)      5,050           60       2,567               630,542
                                         ===       ========   =========      ======          ===      ======              ========
OTHER ASSETS LESS LIABILITIES-
   (0.06)%                                                                                                                    (409)
                                                                                                                          ========
NET ASSETS-100.00%                                                                                                        $630,133
                                                                                                                          ========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) On February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Independence 2020 Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                              VALUE
                             01/31/07                                CHANGE IN
                              (DATE                                 UNREALIZED     REALIZED
                            OPERATIONS   PURCHASES    PROCEEDS     APPRECIATION      GAIN     DIVIDEND    SHARES      VALUE
                            COMMENCED)    AT COST    FROM SALES   (DEPRECIATION)    (LOSS)     INCOME    03/31/07   03/31/07
                            ----------   ---------   ----------   --------------   --------   --------   --------   --------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-97.54% (A)
AIM Diversified
   Dividend Fund-5.32%          $--       $ 41,744   $      (5)       $ (250)        $--       $  120      3,046    $ 41,489
AIM Floating Rate
   Fund-2.92%                    --         22,828          (3)          (18)         --          124      2,504      22,807
AIM High Yield
   Fund-8.78%                    --         68,534          (8)            4          --          424     15,028      68,530
AIM Global Real Estate
   Fund-2.92%                    --         22,741          (3)           70          --           37      1,368      22,808
AIM International Bond
   Fund-2.45%                    --         18,984          (2)          188          --           65      1,815      19,170
AIM International Core
   Equity Fund-6.16%             --         47,299          (6)          787          --           --      3,195      48,080
AIM International
   Growth Fund-4.58%             --         35,001          (4)          766          --           --      1,147      35,763
AIM Short Term Bond
   Fund-2.44%                    --         19,000          (2)           28          --           81      1,934      19,026
AIM Structured Growth
   Fund-3.33%                    --         26,015          (3)          (41)         --           --      2,342      25,971
AIM Structured Value
   Fund-3.35%                    --         26,015          (3)          112          --           --      2,256      26,124
AIM Total Return Bond
   Fund-22.43%                   --        174,820         (22)          389          --          757     16,910     175,187
AIM Trimark Small
   Companies Fund-2.73%          --         20,812          (3)          464          --           --      1,282      21,273
Liquid Assets
   Portfolio-1.10%               --        102,533     (93,949)           --          --           74      8,584       8,584
Premier
   Portfolio-1.10%               --        102,533     (93,949)           --          --           74      8,584       8,584
PowerShares Dynamic
   Large Cap Growth
   Portfolio-3.07%               --         24,104          --          (121)         --           --      1,425      23,983
PowerShares Dynamic
   Large Cap Value
   Portfolio-3.06%               --         24,070          --          (210)         --           46      1,213      23,860
PowerShares Dynamic
   Small Cap Growth
   Portfolio-3.19% (b)           --         24,561          --           327          --           --      1,363      24,888
PowerShares Dynamic
   Small Cap Value
   Portfolio-3.15%               --         24,551          --            12          --           23      1,343      24,563
PowerShares FTSE RAFI
   1000 Portfolio-7.40%          --         57,805          --           (73)         --           67        983      57,732
PowerShares FTSE RAFI
   1500 Small-Mid
   Portfolio-3.82%               --         29,773          --            53          --           10        535      29,826
PowerShares
   International Dividend
   Achievers
   Portfolio-4.24%               --         32,443          --           644          --          106      1,717      33,087
                                ---       --------   ---------        ------         ---       ------     ------    --------
TOTAL INVESTMENTS IN
   AFFILIATED
   ISSUERS-97.54% (Cost
   $758,204)                     --        946,166    (187,962)        3,131          --        2,008                761,335
                                ===       ========   =========        ======         ===       ======               ========
OTHER ASSETS LESS
   LIABILITIES- 2.46%                                                                                                 19,227
                                                                                                                    ========
NET ASSETS-100.00%                                                                                                  $780,562
                                                                                                                    ========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Independence 2030 Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                              VALUE
                             01/31/07                                CHANGE IN
                              (DATE                                 UNREALIZED     REALIZED
                            OPERATIONS   PURCHASES    PROCEEDS     APPRECIATION      GAIN     DIVIDEND    SHARES     VALUE
                            COMMENCED)    AT COST    FROM SALES   (DEPRECIATION)    (LOSS)     INCOME    3/31/07    3/31/07
                            ----------   ---------   ----------   --------------   --------   --------   -------   --------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-109.42%(A)
AIM Diversified
   Dividend Fund-6.70%          $--       $ 53,355      $--          $ (315)         $--       $  148     3,894    $ 53,040
AIM Global Real Estate
   Fund-4.01%                    --         31,580       --             120           --           --     1,900      31,700
AIM High Yield
   Fund-10.02%                   --         79,277       --              39           --          452    17,394      79,316
AIM International Core
   Equity Fund-8.58%             --         67,002       --             943           --           --     4,515      67,945
AIM International
   Growth Fund-6.34%             --         49,266       --             911           --           --     1,609      50,177
AIM Structured Growth
   Fund-4.22%                    --         33,501       --             (63)          --           --     3,015      33,438
AIM Structured Value
   Fund-4.25%                    --         33,501       --             110           --           --     2,902      33,611
AIM Total Return Bond
   Fund-10.02%                   --         79,142       --             167           --          316     7,655      79,309
AIM Trimark Small Cos.
   Fund-4.32%                    --         33,501       --             668           --           --     2,061      34,169
Liquid Assets
   Portfolio-4.88                --         38,621       --              --           --           --    38,621      38,621
Premier Portfolio-4.88           --         38,621       --              --           --           --    38,621      38,621
PowerShares Dynamic
   Large Cap Growth
   Portfolio-4.17%               --         33,169       --            (183)          --           --     1,960      32,986
PowerShares Dynamic
   Large Cap Value
   Portfolio-4.14%               --         33,156       --            (366)          --           53     1,667      32,790
PowerShares Dynamic
   Small Cap Growth
   Portfolio-5.23%(b)            --         41,043       --             376           --           --     2,269      41,419
PowerShares Dynamic
   Small Cap Value
   Portfolio-5.17%               --         40,994       --             (46)          --           32     2,238      40,948
PowerShares FTSE RAFI
   US 1000
   Portfolio-10.08%              --         80,029       --            (215)          --           78     1,359      79,814
PowerShares FTSE RAFI
   US 1500 Small-Mid
   Portfolio-6.16%               --         48,774       --               6           --           12       875      48,780
PowerShares
   International Dividend
   Achievers
   Portfolio-6.25%               --         48,762       --             703           --          133     2,567      49,465
                                ---       --------      ---          ------          ---       ------    ------    --------
TOTAL INVESTMENTS IN
   AFFILIATED
   ISSUERS-109.42% (Cost
   $863,294)                     --        863,294       --           2,855           --        1,224               866,149
                                ===       ========      ===          ======          ===       ======              ========
OTHER ASSETS LESS
   LIABILITIES- (9.42)%                                                                                             (74,565)
                                                                                                                   ========
NET ASSETS-100%                                                                                                    $791,584
                                                                                                                   ========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Independence 2040 Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                           VALUE
                                          1/31/07                             CHANGE IN
                                           (DATE                             UNREALIZED
                                        OPERATIONS  PURCHASES   PROCEEDS    APPRECIATION    REALIZED    DIVIDEND   SHARES    VALUE
                                        COMMENCED)   AT COST   FROM SALES  (DEPRECIATION)  GAIN (LOSS)   INCOME   3/31/07   3/31/07
                                        ----------  ---------  ----------  --------------  -----------  --------  -------  --------
SCHEDULE OF INVESTMENTS IN AFFILIATED
   ISSUERS-100.82% (A)
AIM Diversified Dividend Fund-7.41%         $--      $ 38,580  $      --      $ (380)          $--       $  123    2,805   $ 38,200
AIM Global Real Estate Fund-4.57%            --        23,606         --         (32)           --           42    1,413     23,574
AIM High Yield Fund-7.15%                    --        36,842         --          31            --          314    8,086     36,873
AIM International Core Equity
   Fund-9.49%                                --        48,207         --         749            --           --    3,253     48,956
AIM International Growth Fund-7.10%          --        35,884         --         723            --           --    1,174     36,607
AIM Structured Growth Fund-4.65%             --        24,103         --        (143)           --           --    2,161     23,960
AIM Structured Value Fund-4.67%              --        24,105         --         (17)           --           --    2,080     24,088
AIM Total Return Bond Fund-4.24%             --        21,738         --         113            --          130    2,109     21,851
AIM Trimark Small Companies Fund-4.81%       --        24,103         --         692            --           --    1,496     24,795
Liquid Assets Portfolio-0.61%                --       112,436   (109,281)         --            --           88    3,155      3,155
Premier Portfolio-0.61%                      --       112,436   (109,281)         --            --           87    3,155      3,155
PowerShares Dynamic Large Cap Growth
   Portfolio-4.56%                           --        23,842         --        (314)           --           --    1,398     23,528
PowerShares Dynamic Large Cap Value
   Portfolio-4.55%                           --        23,850         --        (404)           --           53    1,192     23,446
PowerShares Dynamic Small Cap Growth
   Portfolio-5.81% (b)                       --        29,694         --         234            --           --    1,639     29,928
PowerShares Dynamic Small Cap Value
   Portfolio-5.72%                           --        29,667         --        (165)           --           33    1,613     29,502
PowerShares FTSE RAFI US 1000
   Portfolio-11.01%                          --        57,300         --        (508)           --           78      967     56,792
PowerShares FTSE RAFI US 1500
   Small-Mid Portfolio-6.86%                 --        35,519         --        (118)           --           13      635     35,401
PowerShares International Dividends
   Achievers Portfolio-7.00%                 --        35,495         --         617            --          137    1,874     36,112
                                            ---      --------  ---------      ------           ---       ------    -----   --------
TOTAL INVESTMENTS IN AFFILIATED
   ISSUERS-100.82% (Cost $518,845)           --       737,407   (218,562)      1,078            --        1,098             519,923
                                            ===      ========  =========      ======           ===       ======            ========
OTHER ASSETS LESS LIABILITIES- (0.82)%                                                                                       (4,212)
                                                                                                                           ========
NET ASSETS-100.00%                                                                                                         $515,711
                                                                                                                           ========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Independence 2050 Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                       VALUE
                                     1/31/2006                            CHANGE IN
                                       (DATE                             UNREALIZED
                                    OPERATIONS  PURCHASES   PROCEEDS    APPRECIATION    REALIZED    DIVIDEND    SHARES     VALUE
                                    COMMENCED)   AT COST   FROM SALES  (DEPRECIATION)  GAIN (LOSS)   INCOME   3/31/2007   3/31/07
                                    ----------  ---------  ----------  --------------  -----------  --------  ---------  --------
SCHEDULE OF INVESTMENTS IN
   AFFILIATED ISSUERS-105.49% (A)
AIM Diversified Dividend
   Fund-7.92%                          $--       $ 37,535  $     (10)      $ (273)         $--       $  160      2,735   $ 37,252
AIM Global Real Estate Fund-5.00%       --         23,416         (6)         128           --           56      1,411     23,538
AIM High Yield Fund-5.02%               --         23,594         (6)          31           --          234      5,179     23,619
AIM International Core Equity
   Fund-10.17%                          --         46,720        (13)       1,156           --           --      3,180     47,863
AIM International Growth
   Fund-7.67%                           --         35,040         (9)       1,056           --           --      1,157     36,087
AIM Structured Growth Fund-4.96%        --         23,360         (6)          (3)          --           --      2,106     23,351
AIM Structured Value Fund-4.99%         --         23,360         (6)         119           --           --      2,027     23,473
AIM Trimark Small Companies
   Fund-5.15%                           --         23,360         (6)         895           --           --      1,463     24,249
Liquid Assets Portfolio-2.96%           --        113,606    (99,669)          --           --           82     13,937     13,937
Premier Portfolio-2.96%                 --        113,606    (99,669)          --           --           81     13,937     13,937
PowerShares Dynamic Large Cap
   Growth Portfolio-4.87%               --         23,103         --         (214)          --           --      1,360     22,889
PowerShares Dynamic Large Cap
   Value Portfolio-4.85%                --         23,111         --         (313)          --           69      1,159     22,798
PowerShares Dynamic Small Cap
   Growth Portfolio-6.23% (b)           --         28,947         --          378           --           --      1,606     29,325
PowerShares Dynamic Small Cap
   Value Portfolio-6.13%                --         28,897         --          (35)          --           43      1,578     28,862
PowerShares FTSE RAFI 1000
   Portfolio-11.69%                     --         55,333         --         (304)          --          100        937     55,029
PowerShares FTSE RAFI US 1500
   Small-Mid Portfolio-7.38%            --         34,688         --           44           --           17        623     34,732
PowerShares International Dividend
   Achievers Portfolio-7.54%            --         34,628         --          848           --          177      1,841     35,476
                                       ---       --------  ---------       ------          ---       ------     ------   --------
TOTAL INVESTMENTS IN AFFILIATED
   ISSUERS-105.49% (Cost $492,904)      --        692,304   (199,400)       3,513           --        1,019               496,417
                                       ===       ========  =========       ======          ===       ======              ========
OTHER ASSETS LESS LIABILITIES-
   (5.49)%                                                                                                                (25,831)
                                                                                                                         ========
NET ASSETS-100%                                                                                                          $470,586
                                                                                                                         ========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Independence Funds

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     Each Fund is a "fund of funds," in that it invests in mutual funds and exchange-traded funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM") and PowerShares Capital Management LLC ("PowerShares Capital"), respectively. AIM and PowerShares Capital are affiliates of each other as they are indirect wholly owned subsidiaries of AMVESCAP PLC.

     A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

               Securities in the underlying funds, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

               Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE,

AIM Independence Funds
          closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

               The Funds may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               The Funds allocate income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

AIM Independence Funds

     NOTE 2 -- INVESTMENT SECURITIES

     During the three months ended March 31, 2007 purchases and sales of investments (excluding short-term investments) were as follows:

                    Purchases (excluding
                        U.S. Treasury      Sales (excluding U.S
                         securities)       Treasury securities)
                    --------------------   --------------------
Independence Now          $ 65,671                $35,491
Independence 2010          629,521                  5,493
Independence 2020          741,100                     65
Independence 2030          134,590                 95,969
Independence 2040          512,535                     --
Independence 2050          465,092                     62

          At March 31, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                  Net Unrealized
                    Federal Tax    Unrealized      Unrealized      Appreciation
                        Cost      Appreciation   (Depreciation)   (Depreciation)
                    -----------   ------------   --------------   --------------
Independence Now      $539,623       $2,203         $  (386)          $1,817
Independence 2010      625,492        5,090             (40)           5,050
Independence 2020      758,204        3,843            (712)           3,131
Independence 2030      863,294        4,057          (1,202)           2,855
Independence 2040      518,845        3,159          (2,081)           1,078
Independence 2050      492,904        4,659          (1,146)           3,513

          In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                        AIM INTERNATIONAL ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   INTAL-QTR-1 3/07   A I M Advisors, Inc.

AIM INTERNATIONAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.71%(a)

                                                                     CHANGE IN
                                                                     UNREALIZED    REALIZED
                            VALUE     PURCHASES AT  PROCEEDS FROM    APPRECIATION    GAIN    DIVIDEND    SHARES       VALUE
                          12/31/06       COST          SALES       (DEPRECIATION)   (LOSS)    INCOME    03/31/07    03/31/07
                        ------------  ------------  -------------   -------------  --------  --------  ---------  ------------
AIM Developing Markets
   Fund-5.48%           $ 10,502,640   $ 3,344,858       $--         $  792,098       $--       $--      518,216  $ 14,639,596
AIM Global Value
   Fund-26.36%            51,003,944    18,396,719        --          1,011,200        --        --    4,277,756    70,411,863
AIM International Core
   Equity Fund-34.59%     66,173,490    23,414,007        --          2,832,360        --        --    6,140,854    92,419,857
AIM International
   Growth Fund-22.83%     43,983,393    15,051,861        --          1,950,340        --        --    1,955,920    60,985,594
AIM International
   Small Company
   Fund-10.45%            19,379,317     6,689,716        --          1,861,383        --        --    1,072,185    27,930,416
                        ------------   -----------       ---         ----------       ---       ---    ---------  ------------
TOTAL INVESTMENT IN
   AFFILIATED
   UNDERLYING FUND:
   -99.71%
   (Cost $245,664,125)  $191,042,784   $66,897,161       $--         $8,447,381       $--       $--                266,387,326
                        ============   ===========       ===         ==========       ===       ===               ============
OTHER ASSETS LESS
   LIABILITIES-0.29%                                                                                                   784,173
                                                                                                                  ============
NET ASSETS-100.00%                                                                                                $267,171,499
                                                                                                                  ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM International Allocation Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $66,897,161 and $0, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment
   securities                                                  $20,723,201
Aggregate unrealized (depreciation) of investment
   securities                                                           --
                                                               -----------
Net unrealized appreciation of investment securities           $20,723,201
                                                               ===========

Cost of investments is the same for tax and financial statement purposes.

                          AIM MID CAP CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   MCCE-QTR-1 3/07   A I M Advisors, Inc.

AIM Mid Cap Core Equity Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
DOMESTIC COMMON STOCKS-74.54%
ADVERTISING-1.33%
Omnicom Group Inc.                                      298,619   $   30,572,613
                                                                  --------------
AEROSPACE & DEFENSE-1.24%
Goodrich Corp.                                          554,157       28,528,002
                                                                  --------------
APPAREL RETAIL-1.26%
Gap, Inc. (The)                                       1,687,307       29,038,553
                                                                  --------------
APPLICATION SOFTWARE-2.10%
Amdocs Ltd. (a)                                         349,819       12,761,397
Cadence Design Systems, Inc. (a)                      1,684,978       35,485,637
                                                                  --------------
                                                                      48,247,034
                                                                  --------------
BROADCASTING & CABLE TV-1.73%
Scripps Co. (E.W.) (The) -Class A                       892,201       39,863,541
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-2.10%
RadioShack Corp.                                      1,784,519       48,235,549
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.45%
Joy Global Inc.                                         243,052       10,426,931
                                                                  --------------
DISTRIBUTORS-1.59%
Genuine Parts Co.                                       745,109       36,510,341
                                                                  --------------
ELECTRONIC EQUIPMENT
   MANUFACTURERS-0.75%
Mettler-Toledo International Inc. (a)                   192,119       17,208,099
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-
   0.50%
Molex Inc.                                              406,546       11,464,597
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-
   1.47%
Republic Services, Inc.                               1,217,790       33,878,918
                                                                  --------------
FOOD RETAIL-1.74%
SUPERVALU INC.                                        1,026,021       40,086,640
                                                                  --------------
GAS UTILITIES-1.98%
UGI Corp.                                             1,705,930       45,565,390
                                                                  --------------
GENERAL MERCHANDISE STORES-1.06%
99 Cents Only Stores (a)                              1,649,454       24,296,457
                                                                  --------------
HEALTH CARE EQUIPMENT-1.30%
Hospira, Inc. (a)                                       732,159       29,945,303
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.19%
Sherwin-Williams Co. (The)                              413,983       27,339,437
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
INDUSTRIAL MACHINERY-3.70%
Dover Corp.                                             687,803   $   33,571,664
ITT Corp.                                               277,788       16,756,172
Pall Corp.                                              565,717       21,497,246
Parker Hannifin Corp.                                   152,718       13,181,091
                                                                  --------------
                                                                      85,006,173
                                                                  --------------
INSURANCE BROKERS-1.00%
Marsh & McLennan Cos., Inc.                             780,434       22,858,912
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   5.61%
Invitrogen Corp. (a)                                    384,704       24,486,410
PerkinElmer, Inc.                                     1,402,929       33,978,940
Techne Corp. (a)                                        550,578       31,438,004
Waters Corp. (a)                                        674,340       39,111,720
                                                                  --------------
                                                                     129,015,074
                                                                  --------------
MANAGED HEALTH CARE-1.40%
Health Net Inc. (a)                                     599,787       32,274,538
                                                                  --------------
MULTI-LINE INSURANCE-1.49%
Genworth Financial Inc. -Class A                        977,913       34,168,280
                                                                  --------------
MULTI-UTILITIES-1.96%
Wisconsin Energy Corp.                                  927,328       44,993,955
                                                                  --------------
OFFICE ELECTRONICS-1.29%
Xerox Corp. (a)                                       1,758,311       29,697,873
                                                                  --------------
OFFICE SERVICES & SUPPLIES-1.42%
Pitney Bowes Inc.                                       717,401       32,562,831
                                                                  --------------
OIL & GAS DRILLING-1.07%
Noble Corp.                                             312,501       24,587,579
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   3.56%
FMC Technologies, Inc. (a)                              461,063       32,163,755
Grant Prideco, Inc. (a)                                 278,623       13,886,570
Smith International, Inc.                               744,991       35,796,818
                                                                  --------------
                                                                      81,847,143
OIL & GAS EXPLORATION & PRODUCTION-
   3.39%
Chesapeake Energy  Corp.                                856,251       26,441,031
Pioneer Natural Resources Co.                           651,126       28,070,042
Whiting Petroleum Corp. (a)                             591,310       23,303,527
                                                                  --------------
                                                                      77,814,600
                                                                  --------------
PAPER PRODUCTS-1.38%
MeadWestvaco Corp.                                    1,027,926       31,701,238
PERSONAL PRODUCTS-4.50%
Avon Products, Inc.                                   1,176,409       43,832,999

AIM Mid Cap Core Equity Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
PERSONAL PRODUCTS-(CONTINUED)
Estee Lauder Cos. Inc. (The) -Class A                 1,219,277   $   59,561,682
                                                                  --------------
                                                                     103,394,681
                                                                  --------------
PHARMACEUTICALS-1.84%
Barr Pharmaceuticals Inc. (a)                           442,418       20,506,074
Warner Chilcott Ltd. -Class A (a)(b)                  1,477,349       21,879,539
                                                                  --------------
                                                                      42,385,613
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   3.13%
Axis Capital Holdings Ltd.                            1,051,396       35,600,268
XL Capital Ltd. -Class A                                520,177       36,391,583
                                                                  --------------
                                                                      71,991,851
                                                                  --------------
PUBLISHING-1.92%
McClatchy Co. (The) -Class A                            661,694       20,916,147
Washington Post Co. (The) -Class B                       30,533       23,311,946
                                                                  --------------
                                                                      44,228,093
                                                                  --------------
REGIONAL BANKS-1.73%
Marshall & Ilsley Corp.                                 512,287       23,724,011
SVB Financial Group (a)                                 332,232       16,143,153
                                                                  --------------
                                                                      39,867,164
                                                                  --------------
SEMICONDUCTORS-2.45%
Analog Devices, Inc.                                    852,915       29,417,039
Linear Technology Corp.                                 851,702       26,905,266
                                                                  --------------
                                                                      56,322,305
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-
   2.06%
Service Corp. International                           3,986,829       47,283,792
                                                                  --------------
SPECIALTY CHEMICALS-6.36%
International Flavors & Fragrances Inc.               1,243,285       58,707,918
Rohm and Haas Co.                                       484,952       25,081,717
Sigma-Aldrich Corp.                                   1,500,172       62,287,142
                                                                  --------------
                                                                     146,076,777
                                                                  --------------
SPECIALTY STORES-0.52%
Tractor Supply Co. (a)                                  230,511       11,871,316
                                                                  --------------
SYSTEMS SOFTWARE-0.97%
McAfee Inc. (a)                                         765,770       22,268,592
   Total Domestic Common Stocks
      (Cost $1,358,179,228)                                        1,713,425,785
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-11.54%
BELGIUM-1.46%
Groupe Bruxelles Lambert S.A. (Multi-
   Sector Holdings) (c)                                 286,786       33,583,835
                                                                  --------------
CANADA-0.96%
Nortel Networks Corp.
   (Communications Equipment) (a)                       919,788       22,120,901

                                                       SHARES          VALUE
                                                    -----------   --------------
FRANCE-0.94%
Business Objects S.A. -ADR
   (Application Software) (a)                           594,448   $   21,513,073
                                                                  --------------
JAPAN-2.02%
NAMCO BANDAI Holdings Inc.
   (Leisure Products)                                 1,580,700       24,668,256
                                                                  --------------
SEGA SAMMY HOLDINGS INC.
   (Leisure Products) (c)                               933,000       21,743,556
                                                                  --------------
                                                                      46,411,812
                                                                  --------------
SOUTH KOREA-1.50%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                        1,472,051       34,475,434
                                                                  --------------
SWEDEN-0.77%
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)(c)                                    529,000       17,607,425
                                                                  --------------
UNITED KINGDOM-3.89%
Cadbury Schweppes PLC (Packaged
   Foods & Meats) (c)                                 6,962,454       89,513,789
                                                                  --------------
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $230,568,061)                                         265,226,269
                                                                  --------------
PREFERRED STOCKS-2.21%
GERMANY-2.21%
Henkel KGaA -Pfd. (Household
   Products) (c)                                        343,289       50,771,311
                                                                  --------------
      Total  Preferred Stocks
        (Cost $40,572,048)                                            50,771,311
                                                                  --------------
MONEY MARKET FUNDS-12.66%
Liquid Assets Portfolio -Institutional
   Class (d)                                        145,535,184      145,535,184
Premier Portfolio -Institutional Class (d)          145,535,184      145,535,184
                                                                  --------------
   Total Money Market Funds
      (Cost $291,070,368)                                            291,070,368
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.95%
   (Cost $1,920,389,705)                                           2,320,493,733
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-0.37%
Liquid Assets Portfolio -Institutional
   Class (d)(e)                                       4,197,571        4,197,571
STIC Prime Portfolio -Institutional Class
   Class (d)(e)                                       4,197,571        4,197,571
                                                                  --------------
   Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $8,395,142)                                                8,395,142
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Mid Cap Core Equity Fund

TOTAL INVESTMENTS-101.32%
   (Cost $1,928,784,847)                                           2,328,888,875
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.32)%                                (30,311,390)
                                                                  --------------
NET ASSETS-100.00%                                                $2,298,577,485
                                                                  ==============


Investment Abbreviations:

ADR   -- American Depositary Receipt

Pfd.  -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $213,219,916, which represented 9.28% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Aim Mid Cap Core Equity Fund

NOTS TO QUARTERLY SCHEDULE OF PORTFOLIO HOLIDAYS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Aim Mid Cap Core Equity Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

Aim Mid Cap Core Equity Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                         CHANGE IN
                                                                         UNREALIZED
                            VALUE       PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND     REALIZED
FUND                      12/31/06          COST           SALES       (DEPRECIATION)     03/31/07       INCOME     GAIN (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $143,663,821   $109,518,636   $(107,647,273)       $ --        $145,535,184   $1,671,423      $--
Premier
   Portfolio-
   Institutional Class    143,663,821    109,518,636   (107,647,273)          --         145,535,184    1,661,780       --
                         ------------   ------------   -------------        ----        ------------   ----------      ---
   SUBTOTAL              $287,327,642   $219,037,272   $(215,294,546)       $ --        $291,070,368   $3,333,203      $--
                         ============   ============   =============        ====        ============   ==========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                         CHANGE IN
                                                                         UNREALIZED
                            VALUE       PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND     REALIZED
FUND                      12/31/06          COST           SALES       (DEPRECIATION)     03/31/07       INCOME     GAIN (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 32,044,433   $ 37,113,511   $ (64,960,373)        $--        $  4,197,571   $   32,366      $--
STIC Prime
   Portfolio -
   Institutional Class     32,044,434     37,113,511     (64,960,374)         --           4,197,571       32,383       --
                         ------------   ------------   -------------         ---        ------------   ----------      ---
   SUBTOTAL              $ 64,088,867   $ 74,227,022   $(129,920,747)        $--        $  8,395,142   $   64,749      $--
                         ------------   ------------   -------------         ---        ------------   ----------      ---
   TOTAL INVESTMENTS
     IN AFFILIATES       $351,416,509   $293,264,294   $(345,215,293)        $--        $299,465,510   $3,397,952      $--
                         ============   ============   =============         ===        ============   ==========      ===

*    Net of compensation to counterparties.

AIM Mid Cap Equity Fund

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $8,423,928 were on loan to brokers. The loans were secured by cash collateral of $8,395,142 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $64,749 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $196,790,435 and $425,183,094, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $421,433,811
Aggregate unrealized (depreciation) of investment securities    (27,087,871)
                                                               ------------
Net unrealized appreciation of investment securities           $394,345,940
                                                               ============

Cost of investments for tax purposes is $1,934,542,935.

                          AIM MODERATE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   MAL-QTR-1 3/07   A I M Advisors, Inc.

AIM MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.04%(a)

                                                                        CHANGE IN
                                                                        UNREALIZED   REALIZED
                                VALUE     PURCHASES AT    PROCEEDS    APPRECIATION     GAIN     DIVIDEND     SHARES        VALUE
                              12/31/06        COST       FROM SALES  (DEPRECIATION)   (LOSS)     INCOME     03/31/07     03/31/07
                            ------------  ------------  -----------  --------------  --------  ----------  ----------  ------------
AIM Capital Development
   Fund-5.22%               $ 30,213,975  $  4,968,059  $  (170,445)   $ 1,627,613   $ 28,229  $       --   1,822,437  $ 36,667,431
AIM Floating Rate Fund-
   2.86%                      16,904,124     3,278,097      (93,494)        33,868        566     297,155   2,208,909    20,123,161
AIM High Yield Fund-8.96%     52,696,201     9,987,057     (292,953)       559,235     12,722   1,044,583  13,807,514    62,962,262
AIM International Core
   Equity Fund-10.22%         60,034,156     9,936,117     (331,845)     2,063,877    105,551          --   4,771,286    71,807,856
AIM International Growth
   Fund-7.91%                 46,672,519     7,452,088     (255,361)     1,605,512    107,531          --   1,782,626    55,582,289
AIM International Total
   Return Fund-2.35% (b)      13,879,865     2,566,226      (76,528)       129,505        714      82,196   1,562,479    16,499,782
AIM Large Cap Basic Value
   Fund-5.05%                 30,481,054     4,968,058     (167,044)       179,583     25,107          --   2,263,186    35,486,758
AIM Large Cap Growth
   Fund-6.16% (c)             37,194,213     6,210,073     (202,991)        72,950     41,656          --   3,695,896    43,315,901
AIM Mid Cap Basic Value
   Fund-5.28%                 30,460,149     4,968,059     (172,031)     1,782,831     28,676          --   2,482,765    37,067,684
AIM Multi-Sector
   Fund-5.00%                 30,013,732     4,968,058     (164,315)       254,675     47,145          --   1,258,305    35,119,295
AIM Short Term Bond
   Fund-2.38%                 14,051,652     2,671,521      (77,556)        45,289       (960)    187,508   1,696,133    16,689,946
AIM Structured Growth
   Fund-6.31%                 37,552,644     6,210,073     (207,761)       783,655     20,399          --   3,999,911    44,359,010
AIM Structured Value
   Fund-5.03%                 29,848,277     4,968,058     (164,204)       655,331     13,583          --   3,050,177    35,321,045
AIM Total Return Bond
   Fund-21.91%               129,475,175    24,613,341     (716,793)       622,244    (13,651)  1,760,406  14,862,965   153,980,316
AIM Trimark Small
   Companies Fund-5.40%       30,269,773     4,968,059     (173,310)     2,839,329     53,478          --   2,289,344    37,957,329
                            ------------  ------------  -----------    -----------   --------  ----------  ----------  ------------
TOTAL INVESTMENTS IN
   AFFILIATED UNDERLYING
   FUNDS-100.04%
   (Cost $644,800,790)       589,747,509   102,732,944   (3,266,631)    13,255,497    470,746   3,371,848               702,940,065
                            ============  ============  ===========    ===========   ========  ==========              ============
OTHER ASSETS LESS
   LIABILITIES-(0.04)%                                                                                                     (263,132)
                                                                                                                       ------------
NET ASSETS-100.00%                                                                                                     $702,676,933
                                                                                                                       ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Moderate Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith

AIM Moderate Allocation Fund
     using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $102,732,944 and $3,266,631, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $58,799,638
Aggregate unrealized (depreciation) of investment securities      (745,012)
                                                               -----------
Net unrealized appreciation of investment securities           $58,054,626
                                                               ===========

Cost of investments for tax purposes is $644,885,439.

                       AIM MODERATE GROWTH ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   MGAL-QTR-1 3/07   A I M Advisors, Inc.

AIM MODERATE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.98%(a)

                                                                      CHANGE IN
                                                                     UNREALIZED
                            VALUE     PURCHASES AT  PROCEEDS FROM   APPRECIATION   REALIZED GAIN  DIVIDEND    SHARES        VALUE
                          12/31/06        COST          SALES      (DEPRECIATION)      (LOSS)      INCOME    03/31/07     03/31/07
                        ------------  ------------  -------------  --------------  -------------  --------  ----------  ------------
AIM Dynamics
   Fund-5.10%(b)        $ 11,584,401  $  8,879,626     $  (435)      $  440,981       $  122      $     --     918,081  $ 20,904,695
AIM High Yield
   Fund-9.92%             22,228,266    18,239,208        (819)         220,499           41       479,947   8,922,630    40,687,195
AIM International Core
   Equity Fund-11.09%     25,053,803    19,535,178        (923)         929,092          214            --   3,024,410    45,517,364
AIM International
   Growth Fund-11.34%     25,918,155    19,535,178        (946)       1,059,140          310            --   1,491,720    46,511,837
AIM Large Cap Basic
   Value Fund-6.96%       16,140,151    12,431,476        (589)           2,096           35            --   1,822,268    28,573,169
AIM Large Cap Growth
   Fund-8.10%(b)          18,599,829    14,651,383        (686)         (31,073)          38            --   2,834,427    33,219,491
AIM Mid Cap Basic
   Value Fund-5.13%       11,518,867     8,879,626        (437)         641,535           57            --   1,409,220    21,039,648
AIM Multi-Sector
   Fund-7.43%             17,046,219    13,319,439        (626)         112,432          135            --   1,091,996    30,477,599
AIM Real Estate
   Fund-2.56%              5,903,555     4,465,940        (235)         147,082           51        26,127     301,675    10,516,393
AIM Small Cap Equity
   Fund-7.53%             17,129,363    13,319,439        (632)         460,319            5            --   2,424,196    30,908,494
AIM Structured Growth
   Fund-8.20%             18,724,039    14,651,384        (696)         277,875           80            --   3,034,507    33,652,682
AIM Structured Value
   Fund-6.97%             15,842,099    12,431,477        (588)         317,565           61            --   2,468,965    28,590,614
                        ------------  ------------     -------       ----------       ------      --------   ---------  ------------
AIM Total Return Bond
   Fund-9.65%             21,435,513    18,078,026        (778)          84,997          (15)      318,770   3,822,176    39,597,743
                        ============  ============     =======       ==========       ======      ========   =========  ============
TOTAL INVESTMENT IN
   AFFILIATED
   UNDERLYING
   FUND:-99.98%
   (Cost $393,447,666)  $227,124,260  $178,417,380     $(8,390)      $4,662,540       $1,134      $824,844              $410,196,924
                        ============  ============     =======       ==========       ======      ========              ============
OTHER ASSETS LESS
   LIABILITIES-0.02%                                                                                                          87,727
                                                                                                                        ============
NET ASSETS-100.00%                                                                                                      $410,284,651
                                                                                                                        ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES TO WHICH ARE AN INTERGAL PART OF THIS SCHEDULE.

AIM Moderate Growth Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Moderate Growth Allocation Fund

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $178,417,380 and $8,390, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $17,393,220
Aggregate unrealized (depreciation) of investment securities      (726,425)
                                                               -----------
Net unrealized appreciation of investment securities           $16,666,795
                                                               ===========

Cost of investments for tax purposes is $393,530,129.

                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   MCAL-QTR-1 3/07   A I M Advisors, Inc.

AIM Moderately Conservative Allocation Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.98% (a)

                                                                     CHANGE IN
                                                                    UNREALIZED
                           VALUE     PURCHASES AT  PROCEEDS FROM   APPRECIATION     REALIZED   DIVIDEND    SHARES      VALUE
                          12/31/06       COST          SALES      (DEPRECIATION)  GAIN (LOSS)   INCOME    03/31/07    03/31/07
                        -----------  ------------  -------------  --------------  -----------  --------  ---------  -----------
AIM Capital
   Development
   Fund-2.58%           $ 1,014,115   $ 1,104,772    $ (17,057)      $ 46,868      $    805    $     --    106,834  $ 2,149,503
AIM Floating Rate
   Fund-4.94%             1,902,233     2,246,226      (31,428)         1,728           198      36,660    452,136    4,118,957
AIM High Yield
   Fund-4.04%             1,577,815     1,801,802      (26,169)        13,521           807      34,152    738,547    3,367,776
AIM Intermediate
   Government
   Fund-12.82%            4,928,406     5,824,569      (81,396)        15,560        (2,356)     79,764  1,246,766   10,684,783
AIM International Core
   Equity Fund-5.12%      2,019,736     2,209,544      (33,323)        64,407         7,416          --    283,573    4,267,780
AIM International
   Growth Fund-2.61%      1,045,130     1,104,772      (17,090)        37,676         5,225          --     69,779    2,175,713
AIM International
   Total Return
   Fund-3.43% (b)         1,313,182     1,555,083      (21,629)        16,684           225       8,403    271,169    2,863,545
AIM Large Cap Basic
   Value Fund-5.69%       2,303,227     2,485,737      (37,549)       (11,027)        2,054          --    302,452    4,742,442
AIM Large Cap Growth
   Fund-5.63% (c)         2,250,898     2,485,737      (36,594)       (10,635)        2,266          --    400,313    4,691,672
AIM Mid Cap Basic
   Value Fund-5.19%       2,045,389     2,209,544      (34,500)       101,602         3,027          --    289,689    4,325,062
AIM Multi-Sector
   Fund-2.52%             1,008,531     1,104,772      (16,441)         1,249         2,860          --     75,277    2,100,971
AIM Short Term Bond
   Fund-11.82%            4,543,105     5,369,496      (74,891)        15,954          (832)     66,603  1,001,304    9,852,832
AIM Structured Growth
   Fund-5.69%             2,268,381     2,485,737      (37,444)        21,018         3,814          --    427,548    4,741,506
AIM Structured Value
   Fund-5.70%             2,258,540     2,485,737      (37,033)        37,309         3,153          --    409,992    4,747,706
                        -----------   -----------    ---------       --------      --------    --------  ---------  -----------
AIM Total Return Bond
  Fund-22.20%             8,547,063    10,070,513     (141,460)        27,750          (840)    127,588  1,786,006   18,503,026
                        ===========   ===========    =========       ========      ========    ========  =========  ===========
TOTAL INVESTMENT IN
  AFFILIATED
  ISSUERS-99.98%
  (Cost $82,010,388)     39,025,751    44,544,041     (644,004)       379,664        27,822     353,170              83,333,274
                        ===========   ===========    =========       ========      ========    ========             ===========
OTHER ASSETS LESS
  LIABILITIES-0.02%                                                                                                      20,459
                                                                                                                    ===========
NET ASSETS-100.00%                                                                                                  $83,353,733
                                                                                                                    ===========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be a non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Moderately Conservative Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith

AIM Moderately Conservative Allocation Fund using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $44,544,040 and $644,004, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,313,883
Aggregate unrealized (depreciation) of investment securities      (69,982)
                                                               ----------
Net unrealized appreciation of investment securities           $1,243,901
                                                               ==========

Cost of investments for tax purposes is $82,089,373.

                            AIM SMALL CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SCG-QTR-1 3/07   A I M Advisors, Inc.

AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-98.28%
ADVERTISING-0.11%
National CineMedia, Inc. (a)                             74,338   $    1,984,825
                                                                  --------------
AEROSPACE & DEFENSE-1.30%
Ceradyne, Inc. (a)(b)                                   233,872       12,802,153
United Industrial Corp.                                 176,601        9,748,375
                                                                  --------------
                                                                      22,550,528
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.37%
Forward Air Corp.                                       365,851       12,029,181
Hub Group, Inc. -Class A (a)                            403,882       11,708,539
                                                                  --------------
                                                                      23,737,720
                                                                  --------------
APPAREL RETAIL-3.87%
bebe stores, inc.                                       552,423        9,601,112
Children's Place Retail Stores, Inc.
   (The) (a)                                            223,589       12,467,323
DSW Inc. -Class A (a)(b)                                350,678       14,802,118
Hot Topic, Inc. (a)(b)                                1,253,973       13,919,100
Zumiez Inc. (a)(b)                                      405,892       16,284,387
                                                                  --------------
                                                                      67,074,040
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-0.95%
Warnaco Group, Inc. (The) (a)                           580,845       16,495,998
                                                                  --------------
APPLICATION SOFTWARE-5.85%
ANSYS, Inc. (a)(b)                                      308,729       15,674,171
Blackboard Inc. (a)(b)                                  541,425       18,208,123
Informatica Corp. (a)                                 1,264,285       16,979,348
Kronos Inc. (a)                                         355,290       19,008,015
Lawson Software, Inc. (a)(b)                          1,781,703       14,413,977
MicroStrategy Inc. -Class A (a)                         136,531       17,256,153
                                                                  --------------
                                                                     101,539,787
                                                                  --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-1.01%
Affiliated Managers Group, Inc. (a)(b)                  162,108       17,564,402
                                                                  --------------
BIOTECHNOLOGY-2.71%
Alkermes, Inc. (a)(b)                                   559,872        8,644,423
BioMarin Pharmaceutical Inc. (a)                        502,654        8,675,808
Human Genome Sciences, Inc. (a)(b)                      617,914        6,562,247
Myriad Genetics, Inc. (a)(b)                            425,489       14,662,351
United Therapeutics Corp. (a)(b)                        158,036        8,499,176
                                                                  --------------
                                                                      47,044,005
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.50%
F5 Networks, Inc. (a)(b)                                233,991       15,602,520

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)
NETGEAR, Inc. (a)(b)                                    600,543   $   17,133,491
NICE Systems Ltd. -ADR (Israel)(a)                      446,341       15,184,521
Polycom, Inc. (a)(b)                                    382,533       12,749,825
                                                                  --------------
                                                                      60,670,357
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-
   0.88%
Emulex Corp. (a)                                        838,619       15,338,342
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.84%
Bucyrus International, Inc. -Class A                    284,239       14,638,309
CONSTRUCTION MATERIALS-0.89%
Eagle Materials Inc.                                    347,422       15,505,444
DATA PROCESSING & OUTSOURCED
   SERVICES-1.39%
Euronet Worldwide, Inc. (a)(b)                          620,809       16,674,930
Global Payments Inc.                                    218,965        7,457,948
                                                                  --------------
                                                                      24,132,878
                                                                  --------------
DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES-2.85%
Advisory Board Co. (The) (a)(b)                         164,630        8,333,571
CoStar Group Inc. (a)(b)                                288,955       12,910,509
Pike Electric Corp. (a)                                 791,362       14,307,825
Tetra Tech Inc. (a)                                     727,694       13,869,848
                                                                  --------------
                                                                      49,421,753
                                                                  --------------
DRUG RETAIL-0.91%
Longs Drug Stores Corp.                                 306,092       15,806,591
ELECTRIC UTILITIES-0.57%
ITC Holdings Corp.                                      229,958        9,954,882
ELECTRICAL COMPONENTS &
   EQUIPMENT-3.61%
Acuity Brands, Inc.                                     166,600        9,069,704
General Cable Corp. (a)(b)                              438,072       23,406,187
Regal-Beloit Corp.                                      303,573       14,079,716
Thomas & Betts Corp. (a)                                330,278       16,124,172
                                                                  --------------
                                                                      62,679,779
                                                                  --------------
ELECTRONIC EQUIPMENT
   MANUFACTURERS-2.45%
Aeroflex Inc. (a)                                     1,148,429       15,101,841
Cogent Inc. (a)(b)                                      519,399        6,985,916
Coherent, Inc. (a)                                      412,308       13,086,656
Orbotech, Ltd. (Israel)(a)                              331,389        7,300,500
                                                                  --------------
                                                                      42,474,913
                                                                  --------------

AIM SMALL CAP GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
ELECTRONIC MANUFACTURING SERVICES-0.71%
Trimble Navigation Ltd. (a)                             461,754   $   12,393,477
                                                                  --------------
FOOD DISTRIBUTORS-0.79%
Performance Food Group Co. (a)(b)                       445,693       13,758,543
                                                                  --------------
HEALTH CARE EQUIPMENT-6.02%
Accuray Inc. (a)                                         82,999        1,845,898
American Medical Systems Holdings, Inc.
   (a)(b)                                               759,730       16,083,484
Gen-Probe Inc. (a)                                      259,829       12,232,749
Home Diagnostics Inc. (a)                               436,285        4,711,878
Integra LifeSciences Holdings (a)(b)                    355,170       16,188,649
Kyphon Inc. (a)(b)                                      251,074       11,333,480
Mentor Corp. (b)                                        259,431       11,933,826
NuVasive, Inc. (a)(b)                                   645,989       15,342,239
Palomar Medical Technologies, Inc.
   (a)(b)                                                64,675        2,583,766
Wright Medical Group, Inc. (a)                          543,848       12,122,372
                                                                  --------------
                                                                     104,378,341
                                                                  --------------
HEALTH CARE FACILITIES-2.79%
Genesis HealthCare Corp. (a)                            301,207       19,009,173
LifePoint Hospitals, Inc. (a)(b)                        388,304       14,840,979
VCA Antech, Inc. (a)                                    398,293       14,462,019
                                                                  --------------
                                                                      48,312,171
                                                                  --------------
HEALTH CARE SERVICES-1.80%
inVentiv Health Inc. (a)                                400,627       15,340,008
Pediatrix Medical Group, Inc. (a)                       278,431       15,887,273
                                                                  --------------
                                                                      31,227,281
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.78%
Eclipsys Corp. (a)                                      700,352       13,495,783
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-0.99%
THQ Inc. (a)                                            501,694       17,152,918
                                                                  --------------
HOME FURNISHINGS-0.95%
Tempur-Pedic International Inc.                         631,612       16,415,596
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-
   0.58%
Choice Hotels International, Inc.                       281,475        9,972,659
                                                                  --------------
HOUSEHOLD PRODUCTS-1.16%
Church & Dwight Co., Inc. (b)                           398,990       20,089,147
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT
   SERVICES-1.03%
Korn/Ferry International (a)                            776,327       17,808,941
                                                                  --------------
INDUSTRIAL MACHINERY-0.69%
Actuant Corp. -Class A (b)                              234,036       11,879,667
                                                                  --------------
INSURANCE BROKERS-0.77%
National Financial Partners Corp.                       284,120       13,328,069
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-0.72%
NeuStar, Inc. -Class A (a)                              437,561   $   12,444,235
                                                                  --------------
INTERNET RETAIL-0.36%
Shutterfly, Inc. (a)(b)                                 391,600        6,281,264
                                                                  --------------
INTERNET SOFTWARE & SERVICES-2.39%
aQuantive, Inc. (a)(b)                                  561,077       15,659,659
DealerTrack Holdings Inc. (a)                           372,249       11,435,489
ValueClick, Inc. (a)(b)                                 549,582       14,360,578
                                                                  --------------
                                                                      41,455,726
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   0.75%
Greenhill & Co., Inc. (b)                               211,040       12,955,746
                                                                  --------------
IT CONSULTING & OTHER SERVICES-
   0.72%
MPS Group, Inc. (a)                                     879,015       12,438,062
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   3.04%
Millipore Corp. (a)(b)                                  157,883       11,441,781
Nektar Therapeutics (a)(b)                              520,532        6,798,148
PAREXEL International Corp. (a)                         424,774       15,279,121
Varian Inc. (a)(b)                                      329,955       19,223,178
                                                                  --------------
                                                                      52,742,228
                                                                  --------------
MANAGED HEALTH CARE-0.66%
Magellan Health Services, Inc. (a)                      272,309       11,436,978
                                                                  --------------
MARINE-0.78%
American Commercial Lines Inc. (a)                      432,387       13,598,571
                                                                  --------------
MOVIES & ENTERTAINMENT-1.47%
Live Nation Inc. (a)                                    519,970       11,470,538
Marvel Entertainment, Inc. (a)(b)                       502,194       13,935,884
                                                                  --------------
                                                                      25,406,422
                                                                  --------------
MULTI-LINE INSURANCE-0.68%
HCC Insurance Holdings, Inc. (b)                        383,700       11,817,960
                                                                  --------------
OFFICE REIT'S-0.64%
BioMed Realty Trust, Inc.                               422,206       11,104,018
                                                                  --------------
OFFICE SERVICES & SUPPLIES-0.14%
Interface, Inc. -Class A                                155,876        2,492,457
                                                                  --------------
OIL & GAS DRILLING-0.93%
Unit Corp. (a)                                          319,115       16,144,028
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   4.18%
Core Laboratories N.V.
   (Netherlands)(a)                                     162,616       13,632,100
Dril-Quip, Inc. (a)                                     308,076       13,333,529
FMC Technologies, Inc. (a)                              267,800       18,681,728
Hydril (a)                                              164,209       15,803,474
Input/Output, Inc. (a)(b)                               801,359       11,042,727
                                                                  --------------
                                                                      72,493,558
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-
   2.23%
Bill Barrett Corp. (a)(b)                               400,810   $   12,990,252
Range Resources Corp. (b)                               445,762       14,888,451
Whiting Petroleum Corp. (a)(b)                          273,110       10,763,265
                                                                  --------------
                                                                      38,641,968
                                                                  --------------
PACKAGED FOODS & MEATS-0.88%
Ralcorp Holdings, Inc. (a)                              237,164       15,249,645
                                                                  --------------
PHARMACEUTICALS-2.31%
Medicines Co. (The) (a)(b)                              477,376       11,972,590
Medicis Pharmaceutical Corp. -Class A
   (b)                                                  374,278       11,535,248
Santarus Inc. (a)(b)                                    718,021        5,054,868
Sciele Pharma, Inc. (a)(b)                              486,486       11,519,988
                                                                  --------------
                                                                      40,082,694
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   0.66%
ProAssurance Corp. (a)(b)                               224,244       11,470,081
                                                                  --------------
REGIONAL BANKS-3.03%
East West Bancorp, Inc.                                 208,541        7,668,052
PrivateBancorp, Inc. (b)                                242,735        8,874,392
SVB Financial Group (a)(b)                              290,012       14,091,683
Texas Capital Bancshares, Inc. (a)                      356,364        7,305,462
UCBH Holdings, Inc. (b)                                 482,114        8,976,963
Virginia Commerce Bancorp, Inc. (a)(b)                  260,913        5,648,766
                                                                  --------------
                                                                      52,565,318
                                                                  --------------
RESTAURANTS-3.29%
Applebee's International, Inc. (b)                      466,223       11,553,006
Jack in the Box Inc. (a)                                279,547       19,325,084
P.F. Chang's China Bistro, Inc. (a)(b)                  327,249       13,705,188
RARE Hospitality International, Inc.
   (a)(b)                                               416,607       12,535,705
                                                                  --------------
                                                                      57,118,983
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.78%
FormFactor Inc. (a)                                     275,225       12,316,319
Tessera Technologies Inc. (a)                           453,622       18,026,938
Varian Semiconductor Equipment
   Associates, Inc. (a)(b)                              336,386       17,956,285
                                                                  --------------
                                                                      48,299,542
                                                                  --------------
SEMICONDUCTORS-3.60%
Cirrus Logic, Inc. (a)                                1,656,420       12,688,177
Microsemi Corp. (a)(b)                                  795,274       16,549,652
Power Integrations, Inc. (a)                            524,760       11,885,814
Silicon Laboratories Inc. (a)(b)                        382,743       11,451,671
SiRF Technology Holdings, Inc. (a)(b)                   357,758        9,931,362
                                                                  --------------
                                                                      62,506,676
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-
   0.63%
Jackson Hewitt Tax Service Inc.                         340,996       10,973,251
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
SPECIALTY STORES-0.88%
Dick's Sporting Goods, Inc. (a)(b)                      260,359   $   15,168,515
                                                                  --------------
STEEL-1.08%
Carpenter Technology Corp. (b)                          155,148       18,735,672
                                                                  --------------
SYSTEMS SOFTWARE-0.99%
MICROS Systems, Inc. (a)                                318,377       17,189,174
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-
   1.57%
TransDigm Group, Inc. (a)                               382,778       13,925,464
WESCO International, Inc. (a)                           211,804       13,297,055
                                                                  --------------
                                                                      27,222,519
                                                                  --------------
TRUCKING-0.87%
Swift Transportation Co., Inc. (a)                      486,651       15,164,045
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-1.90%
Dobson Communications Corp. -Class
   A (a)                                              1,437,593       12,348,924
SBA Communications Corp. -Class A
   (a)                                                  698,205       20,631,958
                                                                  --------------
                                                                      32,980,882
                                                                  --------------
   Total Common Stocks & Other Equity
      Interests
      (Cost $1,279,417,368)                                        1,705,007,364
                                                                  --------------
MONEY MARKET FUNDS-1.82%
Liquid Assets Portfolio -Institutional
   Class (c)                                         15,818,436       15,818,436
Premier Portfolio -Institutional Class (c)           15,818,436       15,818,436
   Total Money Market Funds
      (Cost $31,636,872)                                              31,636,872
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.10%
   (Cost $1,311,054,240)                                           1,736,644,236
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-26.77%
Liquid Assets Portfolio -Institutional
   Class (c)(d)                                     232,162,907      232,162,907
STIC Prime Portfolio -Institutional
   Class (c)(d)                                     232,162,907      232,162,907
                                                                  --------------
   Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $464,325,814)                                            464,325,814
                                                                  --------------
TOTAL INVESTMENTS-126.87%
   (Cost $1,775,380,054)                                           2,200,970,050
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-
   (26.87)%                                                         (466,163,730)
                                                                  --------------
NET ASSETS-100.00%                                                $1,734,806,320
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Small Cap Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Small Cap Growth Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Small Cap Growth Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 9,628,286    $47,305,236   $(41,115,086)         $--        $15,818,436   $217,307       $--
Premier Portfolio-
   Institutional Class     9,628,286     47,305,236    (41,115,086)          --         15,818,436    216,043        --
                         -----------    -----------   ------------          ---        -----------   --------       ---
   SUBTOTAL              $19,256,572    $94,610,472   $(82,230,172)         $--        $31,636,872   $433,350       $--
                         ===========    ===========   ============          ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND     REALIZED
FUND                       12/31/06         COST           SALES       (DEPRECIATION)     03/31/07      INCOME*   GAIN (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $245,766,380   $124,189,567   $(137,793,040)        $--        $232,162,907   $237,435       $--
STIC Prime Portfolio -
   Institutional Class    245,766,380    124,189,567    (137,793,040)         --         232,162,907    237,564        --
   SUBTOTAL              $491,532,760   $248,379,134   $(275,586,080)        $--        $464,325,814   $474,999       $--
                         ------------   ------------   -------------         ---        ------------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $510,789,332   $342,989,606   $(357,816,252)        $--        $495,962,686   $908,349       $--
                         ============   ============   =============         ===        ============   ========       ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $456,779,436 were on loan to brokers. The loans were secured by cash collateral of $464,325,814 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $474,999 for securities lending transactions, which are net of compensation to counterparties.

AIM Small Cap Growth Fund

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $103,335,939 and $151,953,767, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $461,228,489
Aggregate unrealized (depreciation) of investment securities    (35,876,706)
                                                               ------------
Net unrealized appreciation of investment securities           $425,351,783
                                                               ============

Cost of investments for tax purposes is $1,775,618,267.

Item 2. Controls and Procedures.

     (a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 30, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.